Employee Benefits (Details) - Schedule of provisions for personnel benefits and payroll - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of provisions for personnel benefits and payroll [Abstract]
Short-term personnel benefits (a.2)		$ 53,069	$ 43,941
Vacation accrual (a.3)		37,010	33,993
Other Benefits		10,438	25,728
Employee defined benefit plan (a.1)	[1]	6,446	7,581
Total		$ 106,963	$ 111,243

[1]	See Note No. 2 (x) (iii).